Cover	Jun. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2025
Entity File Number	001-41906
Entity Registrant Name	Grayscale Bitcoin Trust ETF
Entity Central Index Key	0001588489
Entity Tax Identification Number	46-7019388
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale Bitcoin Trust ETF Shares
Trading Symbol	GBTC
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false